Other Receivables, Net (Details) - Schedule of Other Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivable [Abstract]
Deposit to non-trade suppliers	$ 51,315	$ 8,420
Loan receivable	18,553	13,950
Prepayment	172,996	203,465
Advance to employees		11
Allowance for doubtful accounts	(162,894)	(170,842)
Total other receivables, net	79,970	55,004
Beginning balance	170,842	654
Addition	228	170,842
Reverse	(8,176)	(654)
Ending balance	$ 162,894	$ 170,842